Inventories - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Classes of current inventories [abstract]
Cost of inventories recognized as operating costs	$ 237,193,286	$ 8,002,473	$ 219,630,270	$ 233,165,722
Write-downs of inventories	$ 398,824	$ 13,456	$ 451,780	$ 352,011